Contractual Maturities of Certificates of Deposit (Details) - USD ($) $ in Thousands		Dec. 31, 2015	Dec. 31, 2014
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months		$ 176,472
Time Deposit Maturities, Year Two		128,350
Time Deposit Maturities, Year Three		43,352
Time Deposit Maturities, Year Four		27,273
Time Deposit Maturities, Year Five		18,904
Time Deposit Maturities, after Year Five		25
Total certificates of deposit	[1]	$ 394,376	$ 377,486

[1]	(1) Includes brokered deposits of $24.3 million and $19.8 million at December 31, 2015 and 2014, respectively.